Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Revenues
Revenues	$ 731,493	$ 8,939
Cost of revenues	154,900	4,089
Cost of revenues - related party	145,092
Gross profit	431,501	4,850
Operating expenses
General and administrative expenses	3,319,417	1,643,572
Salary and benefits	977,890
Advertising and marketing	2,097,505	352,860
Investor relations	1,100,465
Stock based compensation	2,155,114
Total operating expenses	9,650,391	1,996,432
Loss from operations	(9,218,890)	(1,991,582)
Other (income) expense
Other income	(6,473)
Imputed interest - related party		6,473
Total other (income) expense	(6,473)	6,473
Loss before income taxes	(9,212,417)	(1,998,055)
Income taxes
Net loss	$ (9,212,417)	$ (1,998,055)
Basic and diluted loss per share
Earnings per share, basic	$ (0.57)	$ (0.19)
Earnings per share, diluted	$ (0.57)	$ (0.19)
Weighted average number of shares outstanding
Weighted average number of shares outstanding, Basic	16,113,029	10,798,083
Weighted average number of shares outstanding, Diluted	16,113,029	10,798,083